SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventories - Impact on cash flow (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 3,600,382	$ 513,877	¥ 2,955,709	¥ 2,844,037
Changes in operating assets and liabilities:
Inventories	(436,581)	(62,313)	(276,518)	(983,126)
Accrued expenses and other liabilities	932,174	133,048	677,863	674,013
Net cash provided by operating activities	6,091,062	$ 869,371	4,229,272	2,900,425
As previously reported
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	3,604,617		2,931,703	2,847,933
Changes in operating assets and liabilities:
Inventories	(442,226)		(244,510)	(988,322)
Accrued expenses and other liabilities	933,584		669,861	675,313
Net cash provided by operating activities	6,091,062		4,229,272	2,900,425
Effect of Change
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	(4,235)		24,006	(3,896)
Changes in operating assets and liabilities:
Inventories	5,645		(32,008)	5,196
Accrued expenses and other liabilities	¥ (1,410)		¥ 8,002	¥ (1,300)